Note 6 - Transactions with Related Parties (Details) € in Thousands				1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended				14 Months Ended
	Jan. 12, 2016 USD ($) shares	Jan. 05, 2015 USD ($)	Oct. 02, 2014	Jul. 31, 2015 shares	Mar. 31, 2015 USD ($)	Oct. 16, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2015 USD ($)	Dec. 24, 2015 USD ($)	Dec. 28, 2014 USD ($)
Note 6 - Transactions with Related Parties (Details) [Line Items]
Due from Related Parties, Current										$ 25,000		$ 25,000
Due to Related Parties, Current								$ 1,575,000		608,000		608,000
Proceeds from Related Party Debt								3,850,000
Chief Executive Officer [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares) | shares				2,103
Management Fees - Related Parties [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Allocated Share-based Compensation Expense								$ 131,000
Central Mare [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Management Fees Per Vessel Per Day						$ 258	$ 250
Management Fees, Fixed Monthly Fee												15,000
Related Party Chartering Commission Percentage								1.25%	1.25%
Related Party Sale or Purchase Commission Percentage								1.00%	1.00%
Relate Party Financing Commission, Percentage								0.20%	0.20%
Related Party Transaction, Amounts of Transaction								$ 1,691,000		873,000	$ 3,521,000
Due from Related Parties, Current													$ 14,000		$ 25,000
Central Mare [Member] | Newbuilding Supervision Fee [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction								$ 531,000	€ 437
Central Shipping Monaco SAM [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Chartering Commission Percentage								1.25%	1.25%
Related Party Sale or Purchase Commission Percentage								1.00%	1.00%
Relate Party Financing Commission, Percentage								0.20%	0.20%
Related Party Transaction, Amounts of Transaction								$ 2,657,000		1,297,000
Superintendent Visits Per Day								$ 510
Related Party, Supervision Services Fee, Percentage								7.00%	7.00%
Related Party Transaction Term								5 years	5 years
Due to Related Parties, Current								$ 1,561,000		608,000		$ 608,000
Central Shipping Monaco SAM [Member] | Restricted Stock [Member] | Management Fees - Related Parties [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares) | shares								22,875	22,875
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction								$ 665		1,037
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Management Fees Per Vessel Per Day								561
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Management Fees Per Vessel Per Day								306
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction								$ 600,000		$ 400,000
Navis [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Brokerage Commission, Percentage			2.00%
Navis [Member] | Sale and Leaseback Brokerage Commissions [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction					$ 1,140,000
Atlantis [Member] | Unsecured Credit Facility Used to Pay Penultimate Shipyard Installment for M/T Stenaweco Evolution [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Proceeds from Related Party Debt		$ 2,250,000
Family Trading [Member] | Subsequent Event [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Lease Termination Fee, Assumed by Related Party	$ 3,796,000
Stock Issued During Period, Shares, Transfer of Liabilities (in Shares) | shares	1,355,816
Related Party Transaction, Shares Repurchase Right, Percentage	60.00%
Family Trading [Member] | Revolving Credit Facility [Member]
Note 6 - Transactions with Related Parties (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 15,000,000